UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam Prime Money Market Fund

The fund's portfolio
6/30/06 (Unaudited)

COMMERCIAL PAPER (64.3%)(a)
	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (54.6%)
Amstel Funding Corp.	5.590	12/22/06	$22,000,000	$21,421,547
Amstel Funding Corp.	5.434	9/22/06	25,490,000	25,175,000
Amstel Funding Corp.	5.311	9/15/06	42,000,000	41,535,387
Amstel Funding Corp.	5.293	11/22/06	24,000,000	23,504,640
Atlantic Asset Securitization, LLC	5.336	8/14/06	15,175,000	15,076,885
Atlantic Asset Securitization, LLC	5.305	7/7/06	35,000,000	34,969,083
Atlantic Asset Securitization, LLC	5.234	8/10/06	46,000,000	45,734,733
Atlantic Asset Securitization, LLC	5.190	7/11/06	25,118,000	25,081,928
Bank of America Corp.	4.799	8/3/06	38,800,000	38,633,370
Barton Capital, LLC	5.094	7/3/06	25,000,000	24,992,944
Bryant Park Funding, LLC	5.207	8/7/06	50,416,000	50,147,274
Bryant Park Funding, LLC	5.056	7/6/06	6,468,000	6,463,499
CAFCO, LLC.	4.950	8/28/06	30,000,000	29,766,550
CHARTA, LLC	5.426	9/13/06	8,175,000	8,084,930
CHARTA, LLC	5.330	7/3/06	50,000,000	49,985,194
CHARTA, LLC	5.191	8/1/06	60,000,000	59,735,639
CHARTA, LLC	5.182	7/13/06	9,000,000	8,984,520
CIT Group, Inc.	5.062	7/24/06	9,860,000	9,828,566
CIT Group, Inc.	5.028	7/11/06	20,000,000	19,972,389
Citibank Credit Card Issuance Trust (Dakota)	5.311	8/1/06	25,000,000	24,886,333
Citibank Credit Card Issuance Trust (Dakota)	5.304	8/4/06	28,700,000	28,557,154
Citibank Credit Card Issuance Trust (Dakota)	5.017	7/10/06	33,500,000	33,458,460
Citigroup Funding, Inc.	5.201	7/25/06	25,000,000	24,913,833
Citigroup Funding, Inc.	5.179	8/24/06	28,971,000	28,748,503
Countrywide Financial Corp.	5.366	7/7/06	27,000,000	26,975,880
Countrywide Financial Corp.	5.171	7/12/06	55,000,000	54,912,688
CRC Funding, LLC	5.242	8/9/06	38,000,000	37,785,933
CRC Funding, LLC	5.076	7/6/06	32,000,000	31,977,544
Curzon Funding, LLC	5.341	12/1/06	20,000,000	19,558,000
Curzon Funding, LLC	5.213	7/6/06	25,000,000	24,981,944
Curzon Funding, LLC	5.068	7/24/06	37,000,000	36,881,687
Falcon Asset Securitization Corp.	5.085	7/7/06	25,000,000	24,978,917
Goldman Sachs Group, Inc. (The)	4.837	10/24/06	25,000,000	24,627,049
Gotham Funding Corp.	5.268	7/14/06	12,232,000	12,208,810
Gotham Funding Corp.	5.172	7/13/06	70,266,000	70,145,293
Gotham Funding Corp.	5.111	7/5/06	17,000,000	16,990,386
Govco, Inc.	5.054	7/21/06	40,000,000	39,889,111
Govco, Inc.	4.981	7/6/06	15,000,000	14,989,750
Grampian Funding, LLC	5.392	12/11/06	49,000,000	47,831,833
Grampian Funding, LLC	5.343	8/8/06	15,425,000	15,338,543
Grampian Funding, LLC	5.245	8/25/06	7,000,000	6,944,496
Grampian Funding, LLC	5.081	9/26/06	25,000,000	24,700,635
Jupiter Securitization Corp.	5.182	7/13/06	51,215,000	51,126,910
Klio II Funding Corp.	5.342	7/25/06	35,099,000	34,974,516
Klio II Funding Corp.	5.307	9/8/06	15,000,000	14,849,350
Klio II Funding Corp.	5.101	7/26/06	50,513,000	50,336,343
Master Funding, LLC Ser. B	5.332	7/31/06	23,000,000	22,898,417
Master Funding, LLC Ser. B	5.171	8/8/06	20,000,000	19,891,911
Master Funding, LLC Ser. B	5.131	7/18/06	15,000,000	14,963,875
MBNA Credit Card Master Note Trust (Emerald)	5.371	8/23/06	25,000,000	24,804,194
MBNA Credit Card Master Note Trust (Emerald)	5.321	9/12/06	21,000,000	20,776,438
MBNA Credit Card Master Note Trust (Emerald)	5.218	8/2/06	31,000,000	30,857,262
MBNA Credit Card Master Note Trust (Emerald)	5.039	7/12/06	38,000,000	37,942,177
Old Line Funding Corp.	5.048	7/5/06	18,377,000	18,366,791
Park Avenue Receivables Corp.	5.216	7/10/06	25,000,000	24,967,500
Park Granada, LLC	5.305	7/7/06	40,000,000	39,964,667
Park Granada, LLC	5.174	7/21/06	13,750,000	13,710,736
Park Granada, LLC	5.171	7/31/06	30,000,000	29,871,750
Ranger Funding Co., LLC	5.335	8/9/06	39,517,000	39,290,107
Ranger Funding Co., LLC	5.296	8/7/06	20,000,000	19,891,878
Ranger Funding Co., LLC	5.214	7/28/06	25,000,000	24,902,875
Sheffield Receivables Corp.	5.242	7/27/06	19,650,000	19,576,061
Sheffield Receivables Corp.	5.173	7/14/06	39,640,000	39,566,281
Thunder Bay Funding, Inc.	5.320	7/3/06	30,463,000	30,453,997
Thunder Bay Funding, Inc.	5.230	7/12/06	15,789,000	15,763,865
Windmill Funding Corp.	5.098	7/11/06	21,000,000	20,970,425
Working Capital Management Co., L.P.	5.356	7/20/06	50,758,000	50,614,947
Working Capital Management Co., L.P.	5.354	7/5/06	40,850,000	40,825,717
				1,963,535,850

Foreign (9.7%)
ANZ (Delaware), Inc. (Australia)	5.349	12/5/06	14,000,000	13,681,901
Atlantis One Funding Corp. (Netherlands)	5.510	12/20/06	32,140,000	31,316,930
BMW US Capital Corp. (Germany)	5.170	7/5/06	48,000,000	47,972,480
CBA Delaware Finance (Australia)	5.392	8/21/06	2,500,000	2,481,052
Credit Suisse First Boston, Inc. (Switzerland)	5.043	7/3/06	25,000,000	24,993,056
Danske Corp. (Denmark)	4.796	10/30/06	24,300,000	23,922,253
ED & F Man Treasury Management (Societe Generale
(Letter of credit (LOC))) (France)	5.305	7/5/06	29,350,000	29,332,716
HBOS Treasury Services PLC (United Kingdom)	5.038	7/19/06	25,000,000	24,937,813
HSBC Finance Corp. (United Kingdom)	5.327	8/9/06	27,000,000	26,845,268
ING (US) Funding, LLC (Netherlands)	5.542	10/18/06	3,900,000	3,835,645
ING America Insurance Holdings (Netherlands)	5.219	8/25/06	27,000,000	26,787,150
Tulip Funding Corp. (Netherlands)	5.345	8/1/06	50,000,000	49,770,944
Tulip Funding Corp. (Netherlands)	5.038	7/17/06	44,000,000	43,902,711
				349,779,919

Total commercial paper (cost $2,313,315,769)				$2,313,315,769

CERTIFICATES OF DEPOSIT (12.8%)(a)
	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (5.1%)
Citibank, N.A. Ser. CD	5.300	9/14/06	$15,000,000	$15,000,000
Citibank, N.A. Ser. CD	5.280	9/13/06	25,000,000	25,000,000
Citibank, N.A. Ser. CD	5.045	7/24/06	25,000,000	25,000,000
Citizens Bank of Massachusetts Ser. CD	5.440	9/29/06	23,000,000	23,000,000
SunTrust Bank FRN, Ser. CD	5.295	2/9/07	30,000,000	29,998,198
Wachovia Bank, N.A. FRN, Ser. CD	5.459	3/30/07	40,000,000	39,993,600
Wells Fargo Bank N.A. Ser. CD	5.200	7/3/06	25,000,000	25,000,000
				182,991,798

Foreign (7.7%)
Barclays Bank PLC (United Kingdom)	5.200	8/24/06	15,000,000	15,000,000
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	5.279	4/4/07	35,000,000	34,994,757
Canadian Imperial Bank of Commerce FRN, Ser. YCD (Canada)	5.399	9/15/06	17,000,000	17,002,493
Canadian Imperial Bank of Commerce FRN, Ser. YCD1 (Canada)	5.282	7/23/07	15,000,000	15,000,000
Credit Suisse First Boston NY FRN, Ser. YCD (Switzerland)	5.272	7/18/06	22,000,000	22,000,478
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07	28,000,000	27,986,413
Deutsche Bank AG Ser. ECD (Germany)	4.900	2/5/07	16,500,000	16,483,602
Deutsche Bank AG Ser. ECD (Germany)	4.860	1/31/07	29,000,000	28,995,073
Deutsche Bank AG Ser. ECD (Germany)	4.760	11/8/06	22,000,000	21,997,645
Dexia Credit Local FRN, Ser. YCD (Belgium)	5.286	10/3/06	15,000,000	14,999,231
Societe Generale Ser. ECD (France)	4.800	12/6/06	9,000,000	8,996,324
Societe Generale Ser. ECD (France)	4.750	8/30/06	29,000,000	29,000,000
Svenska Handelsbanken Ser. YCD (Sweden)	4.783	12/5/06	24,000,000	23,986,920
				276,442,936

Total certificates of deposit (cost $459,434,734)				$459,434,734

TIME DEPOSITS (10.7%)(a)
	Yield	Maturity	Principal
	(%)	date	amount	Value

BNP Paribas (France)	5.280	7/3/06	$79,000,000	$79,000,000
Fortis Bank SA/NV (Belgium)	5.330	7/3/06	120,000,000	120,000,000
Royal Bank of Canada (Canada)	5.300	7/3/06	135,000,000	135,000,000
Societe Generale (France)	5.281	7/3/06	50,000,000	50,000,000

Total time deposits (cost $384,000,000)				$384,000,000

CORPORATE BONDS AND NOTES (9.2%)(a)
	Yield	Maturity	Principal
	(%)	date	amount	Value

Domestic (2.3%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN, Ser. XMTN	5.335	8/10/07	$18,000,000	$18,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTN	5.197	6/26/07	15,000,000	15,000,000
Merrill Lynch & Co., Inc. FRN, Ser. C	5.349	7/13/07	9,000,000	9,000,000
Morgan Stanley Dean Witter & Co. FRN	5.358	11/24/06	22,000,000	22,014,683
National City Bank FRN, Ser. BKNT	5.323	7/26/06	20,000,000	20,000,507
				84,015,190

Foreign (6.9%)
Bank of Ireland 144A unsec. FRN, Ser. XMTN (Ireland)	5.237	7/20/07	25,000,000	25,000,240
BNP Paribas 144A FRN (France)	5.144	5/18/07	29,000,000	29,000,000
Commonwealth Bank of Australia 144A FRN (Australia)	5.293	8/24/07	20,000,000	20,000,000
Credit Agricole S.A. 144A FRN (France)	5.310	7/23/07	20,000,000	20,000,000
DnB NOR Bank ASA 144A FRN (Norway)	5.313	7/25/07	25,000,000	25,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN (United Kingdom)	5.315	8/9/07	22,000,000	22,000,000
HSBC USA, Inc. sr. notes FRN, Ser. EXT (United Kingdom)	5.349	7/13/07	19,000,000	19,000,000
National Australia Bank 144A FRB (Australia)	5.100	8/7/07	29,000,000	29,000,000
Nordea Bank AB 144A FRN (Sweden)	5.329	8/10/07	18,000,000	18,000,000
Nordea Bank AB 144A unsec. FRN, Ser. EXL (Sweden)	5.130	8/9/07	15,000,000	15,000,000
Westpac Banking Corp. 144A FRN (Australia)	5.339	7/16/07	24,000,000	24,000,000
				246,000,240

Total corporate bonds and notes (cost $330,015,430)				$330,015,430

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.1%)(a)
	Yield	Maturity	Principal
	(%)	date	amount	Value

Fannie Mae FRN	5.217	9/7/06	$25,000,000	$24,979,248
Federal Farm Credit Bank FRN	5.177	7/20/06	23,000,000	22,991,352
Federal Home Loan Bank bonds, Ser. 662	5.500	7/13/07	27,000,000	27,000,000

Total U.S. government agency obligations (cost $74,970,600)				$74,970,600

ASSET BACKED SECURITIES (0.8%)(a) (cost $27,966,159)
	Yield	Maturity	Principal
	(%)	date	amount	Value

TIAA Real Estate CDO, Ltd. 144A FRN Ser. 03-1A, Class A1MM (Cayman Islands)	5.371	9/21/06	$27,966,159	$27,966,159

TOTAL INVESTMENTS

Total investments (cost $3,589,702,692) (b)				$3,589,702,692

NOTES

(a) Percentages indicated are based on net assets of $3,594,949,947.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006: (as a percentage of Portfolio Value)

Australia	2.5%
Belgium	3.8
Canada	4.6
Cayman Islands	0.8
Denmark	0.7
France	6.8
Germany	4.0
Ireland	0.7
Netherlands	4.3
Norway	0.7
Sweden	1.6
Switzerland	1.3
United Kingdom	4.0
United States	64.2

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28 , 2006